Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 10,783	$ 12,681	$ 5,721
Cash flows from investing activities:
Capital expenditures	(1,869)	(2,731)	(6,305)
Proceeds from sale of fixed assets			14
Net cash provided by (used in) investing activities	(1,869)	(2,731)	(6,291)
Cash flows from financing activities:
Payment of debt issuance cost			(710)
Repurchase of Unsecured Notes	(6,030)		(3,993)
Revolver borrowings	16,461	26,000	17,000
Revolver payments	(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(1,907)	(477)	(776)
ESOP loan repayment	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	2,166	1,302	5,158
Net cash used in financing activities	(10,528)	(3,541)	(5,307)
Net increase (decrease) in cash and cash equivalents	(1,614)	6,409	(5,877)
Cash and cash equivalents at beginning of period	27,227	20,818	26,695
Cash and cash equivalents at end of period	25,613	27,227	20,818
Parent [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	10,666	12,700	5,061
Cash flows from investing activities:
Capital expenditures	(1,792)	(2,733)	(5,694)
Proceeds from sale of fixed assets			14
Net cash provided by (used in) investing activities	(1,792)	(2,733)	(5,680)
Cash flows from financing activities:
Payment of debt issuance cost			(710)
Repurchase of Unsecured Notes	(6,030)		(3,993)
Revolver borrowings	16,461	26,000	17,000
Revolver payments	(16,461)	(26,000)	(17,000)
Loan to ESOP Trust	(1,907)	(477)	(776)
ESOP loan repayment	1,907	477	776
Redeemable common stock purchased from ESOP Trust	(6,664)	(4,843)	(5,762)
Redeemable common stock sold to ESOP Trust	2,166	1,302	5,158
Net cash used in financing activities	(10,528)	(3,541)	(5,307)
Net increase (decrease) in cash and cash equivalents	(1,654)	6,426	(5,926)
Cash and cash equivalents at beginning of period	27,271	20,844	26,770
Cash and cash equivalents at end of period	25,617	27,271	20,844
Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	97	(19)	636
Cash flows from investing activities:
Capital expenditures	(77)	2	(588)
Net cash provided by (used in) investing activities	(77)	2	(588)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	20	(17)	48
Cash and cash equivalents at beginning of period	(44)	(26)	(74)
Cash and cash equivalents at end of period	(24)	(44)	(26)
Non-Guarantor Companies [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	20		24
Cash flows from investing activities:
Capital expenditures			(23)
Net cash provided by (used in) investing activities			(23)
Cash flows from financing activities:
Net increase (decrease) in cash and cash equivalents	20		1
Cash and cash equivalents at beginning of period			(1)
Cash and cash equivalents at end of period	$ 20